UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 28, 2011

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	9
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	62
Notes to financial statements	92
Other Fund information	107
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$952.10	0.90%	$4.36
Class B	1,000.00	949.50	1.65%	7.98
Class C	1,000.00	948.80	1.65%	7.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$938.30	0.82%	$3.94
Class B	1,000.00	936.00	1.57%	7.54
Class C	1,000.00	935.00	1.57%	7.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$950.30	0.91%	$4.40
Class B	1,000.00	946.80	1.66%	8.01
Class C	1,000.00	946.90	1.66%	8.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$954.00	0.93%	$4.51
Class B	1,000.00	950.30	1.68%	8.12
Class C	1,000.00	950.30	1.68%	8.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$949.80	0.80%	$3.87
Class B	1,000.00	946.10	1.55%	7.48
Class C	1,000.00	946.10	1.55%	7.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.14%
Corporate Revenue Bonds	7.64%
Education Revenue Bonds	11.03%
Electric Revenue Bonds	6.27%
Healthcare Revenue Bonds	13.21%
Lease Revenue Bonds	10.89%
Local General Obligation Bonds	4.78%
Pre-Refunded Bonds	6.82%
Special Tax Revenue Bonds	12.46%
State & Territory General Obligation Bonds	6.67%
Transportation Revenue Bonds	5.78%
Water & Sewer Revenue Bonds	9.59%
Short-Term Investments	3.77%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

Delaware Tax-Free California Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.45%
Corporate Revenue Bonds	4.82%
Education Revenue Bonds	9.07%
Electric Revenue Bonds	7.04%
Healthcare Revenue Bonds	12.46%
Housing Revenue Bonds	6.79%
Lease Revenue Bonds	7.52%
Local General Obligation Bonds	7.19%
Pre-Refunded Bonds	3.28%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	17.19%
State & Territory General Obligation Bonds	12.21%
Transportation Revenue Bonds	3.41%
Water & Sewer Revenue Bonds	3.27%
Short-Term Investments	4.75%
Total Value of Securities	100.20%
Liabilities Net of Receivables and Other Assets	(0.20%)
Total Net Assets	100.00%

Sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	94.65%
Corporate Revenue Bond	1.14%
Education Revenue Bonds	10.72%
Electric Revenue Bonds	9.39%
Healthcare Revenue Bonds	21.00%
Housing Revenue Bonds	2.18%
Lease Revenue Bonds	3.61%
Local General Obligation Bonds	12.42%
Pre-Refunded Bonds	11.71%
Special Tax Revenue Bonds	8.86%
State & Territory General Obligation Bonds	7.39%
Transportation Revenue Bonds	4.89%
Water & Sewer Revenue Bonds	1.34%
Short-Term Investments	5.05%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

Delaware Tax-Free Idaho Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.62%
Corporate Revenue Bonds	6.23%
Education Revenue Bonds	11.10%
Electric Revenue Bonds	4.23%
Healthcare Revenue Bonds	4.81%
Housing Revenue Bonds	6.74%
Lease Revenue Bonds	4.59%
Local General Obligation Bonds	21.35%
Pre-Refunded Bonds	4.43%
Special Tax Revenue Bonds	15.40%
State General Obligation Bonds	5.45%
Transportation Revenue Bonds	8.65%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investment	2.19%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

Sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.14%
Corporate Revenue Bonds	6.60%
Education Revenue Bonds	24.65%
Electric Revenue Bonds	3.55%
Healthcare Revenue Bonds	11.40%
Housing Revenue Bonds	1.36%
Lease Revenue Bonds	6.48%
Local General Obligation Bonds	3.35%
Pre-Refunded Bonds	2.83%
Special Tax Revenue Bonds	17.14%
State & Territory General Obligation Bonds	6.00%
Transportation Revenue Bonds	8.62%
Water & Sewer Revenue Bonds	3.16%
Short-Term Investment	3.33%
Total Value of Securities	98.47%
Receivables and Other Assets Net of Liabilities	1.53%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.14%
Corporate Revenue Bonds – 7.64%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,927,280
•Series B 5.20% 6/1/43	1,500,000	1,485,765
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,637,610
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	731,415
Series A 4.95% 10/1/20	1,450,000	1,398,322
Puerto Rico Port Authority Revenue (American Airlines)
Series A 6.25% 6/1/26 (AMT)	1,115,000	919,897
		8,100,289
Education Revenue Bonds – 11.03%
Arizona Board of Regents
University of Arizona System Revenue
Series A 5.00% 6/1/21	1,255,000	1,359,115
Series C 5.50% 7/1/25	330,000	352,843
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,402,695
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	1,968,180
Arizona State University Energy Management Revenue
(Arizona State University-Tempe Campus II Project)
4.50% 7/1/24	1,385,000	1,372,590
Energy Management Services Conservation Revenue
(Arizona State University-Main Campus Project)
5.25% 7/1/17 (NATL-RE)	1,500,000	1,576,665
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,005,000	919,173
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	719,210
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	941,790

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	$1,000,000	$993,870
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	88,173
		11,694,304
Electric Revenue Bonds – 6.27%
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	2,150,000	2,399,249
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	1,430,000	1,319,061
Series ZZ 5.25% 7/1/26	1,500,000	1,456,830
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31 (NATL-RE) (IBC)	1,460,000	1,468,439
		6,643,579
Healthcare Revenue Bonds – 13.21%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,411,950
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,018,275
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.50% 7/1/26	1,000,000	990,220
6.00% 7/1/39	2,500,000	2,504,625
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,236,463
University Medical Center Hospital Revenue
5.00% 7/1/35	1,500,000	1,293,735
6.50% 7/1/39	2,500,000	2,556,174
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,991,980
		14,003,422

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 10.89%
Arizona Game & Fish Department &
Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	$1,000,000	$939,370
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,541,685
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	579,318
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	965,760
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	1,925,320
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,509,960
5.375% 7/1/39	1,500,000	1,471,005
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,201,499
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27	470,000	446,707
University of Arizona Certificates of Participation
(University of Arizona Project)
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	970,180
		11,550,804
Local General Obligation Bonds – 4.78%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (AGM)	1,520,000	1,713,040
Series B 5.375% 7/1/28	1,350,000	1,402,758
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	933,610
• Gila County Unified School District #10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,017,180
		5,066,588

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 6.82%
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	$2,435,000	$2,457,329
Pinal County Certificates of Participation
5.125% 6/1/21-11 (AMBAC)	2,000,000	2,044,440
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	750,000	865,215
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,641
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project)
5.10% 9/1/33-12 (NATL-RE)	1,250,000	1,335,800
University of Arizona Certificates of Participation
(University of Arizona Project) Series A
5.125% 6/1/21-12 (AMBAC)	500,000	528,105
		7,236,530
Special Tax Revenue Bonds – 12.46%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities) Series A
5.00% 7/1/28 (NATL-RE)	1,345,000	1,284,085
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	1,350,000	1,326,753
Gilbert Public Facilities Municipal Property
Revenue 5.00% 7/1/25	1,250,000	1,283,363
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	872,000	826,246
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,109,760
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A
5.00% 7/1/19 (NATL-RE)	1,000,000	1,063,190
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,663,321
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue
Series C 5.50% 7/1/25 (AMBAC)	1,955,000	1,922,508

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.75% 8/1/37	$580,000	$576,073
Ω(Capital Appreciation) 6.75% 8/1/32	2,665,000	2,157,957
		13,213,256
State & Territory General Obligation Bonds – 6.67%
Guam Government Series A
6.75% 11/15/29	115,000	119,039
7.00% 11/15/39	1,250,000	1,306,125
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/19	1,300,000	1,346,046
5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,038,870
Un-Refunded Balance Series A
5.125% 7/1/30 (AGM)	480,000	459,245
5.125% 7/1/31	2,000,000	1,896,980
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	1,000,000	902,290
		7,068,595
Transportation Revenue Bonds – 5.78%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,057,580
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,233,725
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	988,580
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	2,850,270
		6,130,155
Water & Sewer Revenue Bonds – 9.59%
Guam Government Waterworks Authority
5.625% 7/1/40	1,170,000	1,035,111

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	$1,750,000	$1,925,315
5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,002,400
5.00% 7/1/26 (NATL-RE) (FGIC)	3,750,000	3,751,200
Series A 5.00% 7/1/23	1,000,000	1,082,440
Scottsdale Water & Sewer Revenue 5.25% 7/1/22	1,150,000	1,378,160
		10,174,626
Total Municipal Bonds (cost $101,147,707)		100,882,148

Short-Term Investments – 3.77%
¤ Variable Rate Demand Notes – 3.77%
Arizona Health Facilities Authority Revenue
(Catholic West)
Series A 0.25% 7/1/35	500,000	500,000
Series F 0.24% 7/1/35	1,000,000	1,000,000
(Southwest Health) 0.28% 12/1/24	1,000,000	1,000,000
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Paradise Lakes Apartment)
Series A 0.24% 11/1/42	1,500,000	1,500,000
Total Short-Term Investments (cost $4,000,000)		4,000,000

Total Value of Securities – 98.91%
(cost $105,147,707)		104,882,148
Receivables and Other Assets
Net of Liabilities – 1.09%		1,160,226
Net Assets Applicable to 9,678,655
Shares Outstanding – 100.00%		$106,042,374

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($97,407,649 / 8,892,230 Shares)	$10.95
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($1,647,168 / 150,252 Shares)	$10.96
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,987,557 / 636,173 Shares)	$10.98

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization - no par)	$106,431,188
Undistributed net investment income	26,196
Accumulated net realized loss on investments	(149,451)
Net unrealized depreciation of investments	(265,559)
Total net assets	$106,042,374

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.45%
Corporate Revenue Bonds – 4.82%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$499,415
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,037,960
Golden State Tobacco Securitization Corporate
Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.75% 6/1/47	1,000,000	667,760
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	1,000,000	1,039,870
Puerto Rico Ports Authority Special Facilities Revenue
(American Airlines) Series A 6.30% 6/1/23 (AMT)	825,000	699,996
		3,945,001
Education Revenue Bonds – 9.07%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	946,230
(Woodbury University) 5.00% 1/1/36	1,000,000	776,580
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	751,120
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	820,660
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	927,330
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	877,120
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	888,830
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	869,680
University of California Revenue (Multiple Purpose Projects)
Series L 5.00% 5/15/19	500,000	558,435
		7,415,985
Electric Revenue Bonds – 7.04%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	873,848

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	$500,000	$521,425
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.00% 7/1/17	925,000	983,765
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,060,090
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	1,335,000	1,290,625
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,028,970
		5,758,723
Healthcare Revenue Bonds – 12.46%
Association Bay Area Governments Finance Authority for
California Nonprofit Corporations
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,008,400
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	859,933
Series E 5.625% 7/1/25	1,000,000	1,020,930
Series G 5.25% 7/1/23	1,000,000	1,007,840
(Children’s Hospital Orange County) Series A 6.50% 11/1/38	1,000,000	1,020,460
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,003,850
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	918,820
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	961,010
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,050,160
(Southern California Senior Living) 7.25% 11/15/41	500,000	523,565
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	817,590
		10,192,558
Housing Revenue Bonds – 6.79%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	938,420
California Municipal Finance Authority Mobilehome Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	1,000,000	911,220
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	817,410
•(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,020,350

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
	Palm Springs Mobile Home Park Revenue
	(Sahara Mobile Home Park) Series A 5.75% 5/15/37	$1,000,000	$925,310
	Santa Clara County Multifamily Housing Authority Revenue
	(Rivertown Apartments Project)
	Series A 5.85% 8/1/31 (AMT)	1,000,000	936,330
			5,549,040
Lease Revenue Bonds – 7.52%
	California State Public Works Board Lease Revenue
	(General Services) Series A 6.25% 4/1/34	1,000,000	1,015,450
	Elsinore Valley Municipal Water District Certificates of
	Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,054,560
	Franklin-McKinley School District Certificates of Participation
	(Financing Project) Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,017,971
•	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series M-2 5.50% 7/1/35 (AMBAC)	700,000	734,657
	San Diego Public Facilities Financing Authority Lease
	Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	888,120
	San Mateo Joint Powers Financing Authority Lease
	Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,014,830
Ω	San Mateo Unified High School District Certificates of
	Participation Capital Appreciation (Partnership Phase I
	Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	424,390
			6,149,978
Local General Obligation Bonds – 7.19%
^	Anaheim School District Election 2002
	4.58% 8/1/25 (NATL-RE)	1,000,000	380,980
	Central Unified School District Election 2008
	Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,011,310
	Cupertino Union School District Revenue
	Series A 5.00% 8/1/26	820,000	854,834
	Fairfield-Suisun Unified School District Election 2002
	5.50% 8/1/28 (NATL-RE)	500,000	511,735
	Grossmont Union High School District Election 2004
	5.00% 8/1/23 (NATL-RE)	1,000,000	1,028,510

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	$1,000,000	$1,014,380
Sierra Joint Community College Improvement District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,078,310
		5,880,059
§Pre-Refunded Bonds – 3.28%
California Department of Water Resources (Central Valley
Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,391
Prerefunded 2010 (Water System)
5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	274,709
Commerce Joint Powers Financing Authority
Revenue (Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	66,118
Golden State Tobacco Securitization
Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,105,630
5.625% 6/1/33-13	1,000,000	1,108,430
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	118,865
		2,679,143
Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	983,960
		983,960
Special Tax Revenue Bonds – 17.19%
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	1,000,000	1,114,120
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	795,061
Fremont Community Facilities District #1 (Special Tax Pacific
Commons) 5.375% 9/1/36	1,000,000	800,990
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	963,300
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	386,070

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	$500,000	$514,755
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	740,850
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	250,638
Poway Unified School District Community Facilities District #1
Special Tax Refunding 5.00% 10/1/17 (AGM)	1,000,000	1,108,690
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinates Series A
5.25% 8/1/27	1,000,000	986,970
ΩCapital Appreciation 6.75% 8/1/32	1,825,000	1,477,776
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	901,400
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	390,210
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	1,821,820
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	863,100
Virgin Islands Public Finance Authority Revenue (Senior
Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	1,000,000	942,190
		14,057,940
State & Territory General Obligation Bonds – 12.21%
California State Various Purposes
5.25% 3/1/30	1,000,000	1,002,480
6.00% 4/1/38	515,000	532,453
Guam Government Series A 6.75% 11/15/29	1,755,000	1,816,636
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,000,000	1,048,950
5.50% 7/1/19 (NATL-RE) (IBC)	1,750,000	1,818,022
State of California 5.25% 11/1/40	1,000,000	957,210
State of California Revenue (Antic Notes)
Series A-2 3.00% 6/28/11	1,750,000	1,761,865
State of California Various Purposes 6.00% 3/1/33	1,000,000	1,051,450
		9,989,066

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.41%
Port Oakland Revenue Series L 5.375% 11/1/27
(NATL-RE) (FGIC) (AMT)	$890,000	$806,972
Sacramento County Airport Services Revenue (PFC/Grant)
Series C 6.00% 7/1/41	1,000,000	1,007,270
San Diego Redevelopment Agency (Centre City Redevelopment
Project) Series A 6.40% 9/1/25	1,000,000	977,860
		2,792,102
Water & Sewer Revenue Bonds – 3.27%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/24	1,000,000	1,075,240
Series AG 5.00% 12/1/28	815,000	858,953
Unrefunded 5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	741,421
		2,675,614
Total Municipal Bonds (cost $80,516,934)		78,069,169

	Number of shares
Short-Term Investments – 4.75%
Money Market Instrument – 0.45%
Federated California Municipal Cash Trust	369,867	369,867
		369,867

	Principal amount
¤Variable Rate Demand Notes – 4.30%
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum)
Series A 0.17% 9/1/27	$500,000	500,000
Series B 0.17% 9/1/37	1,015,000	1,015,000
Newport Beach Revenue (Hoag Memorial Hospital)
Series D 0.23% 12/1/40	2,000,000	2,000,000
		3,515,000
Total Short-Term Investments (cost $3,884,867)		3,884,867

Total Value of Securities – 100.20% (cost $84,401,801)		81,954,036
Liabilities Net of Receivables and
Other Assets – (0.20%)		(159,822)
Net Assets Applicable to 7,697,340
Shares Outstanding – 100.00%		$81,794,214

Statements of net assets
Delaware Tax-Free California Fund

Net Asset Value – Delaware Tax-Free California Fund
Class A ($65,348,923 / 6,152,156 Shares)	$10.62
Net Asset Value – Delaware Tax-Free California Fund
Class B ($1,949,093 / 182,733 Shares)	$10.67
Net Asset Value – Delaware Tax-Free California Fund
Class C ($14,496,198 / 1,362,451 Shares)	$10.64

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$85,660,742
Undistributed net investment income	18,763
Accumulated net realized loss on investments	(1,437,526)
Net unrealized depreciation of investments	(2,447,765)
Total net assets	$81,794,214

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $740,850, which represented 0.91% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.62
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 94.65%
Corporate Revenue Bond – 1.14%
Public Authority Energy National Gas Purpose
Revenue Series 2008 6.50% 11/15/38	$2,500,000	$2,591,625
		2,591,625
Education Revenue Bonds – 10.72%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	949,490
5.00% 9/1/35 (AMBAC)	1,000,000	955,140
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,120,126
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	892,480
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,490,002
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,203,061
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	1,940,631
(University of Northern Colorado Student Housing Project)
5.125% 7/1/37 (NATL-RE)	3,795,000	3,279,411
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,762,393
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	391,472
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,025,200
University of Puerto Rico System Revenue Series Q
5.00% 6/1/36	2,745,000	2,305,635
		24,315,041
Electric Revenue Bonds – 9.39%
Colorado Springs Utilities Systems Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,325,335
Colorado Springs Utilities Un-refunded Balance Revenue
(Senior Lien) Series A 5.00% 11/15/29	3,895,000	3,862,009
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	2,936,567
5.00% 6/1/29	2,355,000	2,447,669

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	$525,000	$446,093
Series WW 5.00% 7/1/28	2,400,000	2,213,808
Series ZZ 5.00% 7/1/17	2,500,000	2,658,825
Series ZZ 5.25% 7/1/26	3,500,000	3,399,270
		21,289,576
Healthcare Revenue Bonds – 21.00%
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,180,000	1,045,303
Series D 5.00% 12/1/23 (AGM)	2,775,000	2,873,651
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,387,430
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	857,470
Series A 5.00% 7/1/16	1,702,033	1,705,522
Series A 5.00% 7/1/39	1,540,000	1,403,279
Series D 6.25% 10/1/33	2,000,000	2,099,540
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	1,235,760
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,314,199
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,804,900
6.125% 6/1/38	5,250,000	5,276,249
Series A 5.25% 6/1/34	2,750,000	2,538,195
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	955,950
(Total Long-Term Care) Series A
6.00% 11/15/30	100,000	93,843
6.25% 11/15/40	750,000	704,813
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,453,386
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	938,530
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,581,625
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,028,920
Denver Health & Hospital Authority Health Care Revenue
5.625% 12/1/40	2,500,000	2,286,650
Series A 4.75% 12/1/36	1,500,000	1,199,040

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	$2,690,000	$2,330,643
6.00% 11/15/29	2,460,000	2,508,191
		47,623,089
Housing Revenue Bonds – 2.18%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,590,684
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,270,000	1,299,515
Puerto Rico Housing Finance Authority
Subordinate (Capital Foundation of Modernization)
5.125% 12/1/27	2,040,000	2,050,200
		4,940,399
Lease Revenue Bonds – 3.61%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,383,177
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	355,000	355,852
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,501,635
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,349,876
•Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,049,510
Regional Transportation District Certificates of
Participation 5.375% 6/1/31	1,540,000	1,552,151
		8,192,201
Local General Obligation Bonds – 12.42%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,775,050
Arapahoe County Water & Wastewater Public
Improvement District Refunding
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,462,305

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County Justice System
5.50% 8/1/16	$2,000,000	$2,373,760
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,126,621
Denver City & County School District #1
Series A 5.00% 12/1/29	960,000	1,003,181
Denver City & County Series A 5.00% 8/1/25	750,000	819,375
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,178,422
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24	2,355,000	2,482,617
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,405,332
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,611,014
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,461,026
Jefferson County School District #R-001
5.25% 12/15/24	2,500,000	2,827,600
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (NATL-RE)	1,000,000	1,052,530
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	977,550
District #2 5.50% 12/15/37	1,200,000	951,984
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	419,400
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,225,518
		28,153,285
§Pre-Refunded Bonds – 11.71%
Colorado Educational & Cultural Facilities
Authority Revenue
(Arapahoe County Littleton Academy Charter School
Project) 6.125% 1/15/31-12	2,000,000	2,098,840
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,228,140
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	88,862
(Catholic Health Initiatives) Series A 5.50% 3/1/32-12	5,000,000	5,247,549

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.125% 12/15/25-12 (AGM)	$2,000,000	$2,156,980
El Paso County School District #2 (Harrison)
5.00% 12/1/27-12 (NATL-RE)	2,115,000	2,276,819
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,937,839
Garfield County School District #2
5.00% 12/1/25-12 (AGM)	1,000,000	1,077,420
Garfield Pitkin & Eagle County School District #Re-1
(Roaring Fork County)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,716,525
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,669,425
North Range Metropolitan District #1 7.25% 12/15/31-11	3,380,000	3,570,666
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,465,920
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,206
		26,563,191
Special Tax Revenue Bonds – 8.86%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,145,937
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,262,380
Denver International Business Center
Metropolitan District #1
5.00% 12/1/30	350,000	326,249
5.375% 12/1/35	1,750,000	1,637,493
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	800,280
5.35% 12/1/31	720,000	584,820
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	4,700,000	4,276,059

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue First
Subordinate Series A
5.25% 8/1/27	$1,100,000	$1,085,667
5.75% 8/1/37	2,620,000	2,602,263
Ω(Capital Appreciation) 6.75% 8/1/32	3,750,000	3,036,525
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,326,480
		20,084,153
State & Territory General Obligation Bonds – 7.39%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,612,250
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	718,090
Series A 5.50% 7/1/15	1,000,000	1,058,820
Series B 5.00% 7/1/35	190,000	162,163
Puerto Rico Commonwealth Government Development
Bank Senior Notes
Series B 5.00% 12/1/15	1,000,000	1,038,050
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,730,768
5.25% 7/1/21	4,000,000	3,993,400
5.50% 7/1/19 (NATL-RE) (IBC)	3,500,000	3,636,045
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	2,000,000	1,804,580
		16,754,166
Transportation Revenue Bonds – 4.89%
Denver City & County Airport Revenue
5.25% 11/15/36	2,500,000	2,465,075
Series A 5.00% 11/15/25 (FGIC) (NATL-RE)	2,000,000	2,041,680
Series B 5.00% 11/15/33 (XLCA)	2,000,000	1,878,440
E-470 Public Highway Authority
5.25% 9/1/25	690,000	637,808
5.375% 9/1/26	2,000,000	1,850,220
Regional Transportation District Private Activity
Revenue (Denver Transfers Partners)
6.00% 1/15/41	2,400,000	2,215,872
		11,089,095

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.34%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	$250,000	$262,365
Guam Government Waterworks Authority 5.625% 7/1/40	1,955,000	1,729,608
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,052,960
		3,044,933
Total Municipal Bonds (cost $219,335,312)		214,640,754

	Number of shares
Short-Term Investments – 5.05%
Money Market Instrument – 0.55%
Dreyfus Cash Management Fund	1,236,788	1,236,788
		1,236,788

	Principal amount
¤Variable Rate Demand Notes – 4.50%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
0.21% 2/1/35	$1,625,000	1,625,000
Series A-8 0.21% 9/1/35	4,960,000	4,960,000
Series A-12 0.21% 2/1/38	910,000	910,000
Series D-3 0.21% 12/1/37	2,710,000	2,710,000
		10,205,000
Total Short-Term Investments (cost $10,531,788)		11,441,788

Total Value of Securities – 99.70%
(cost $229,867,100)		226,082,542
Receivables and Other Assets
Net of Liabilities – 0.30%		676,177
Net Assets Applicable to 21,629,797
Shares Outstanding – 100.00%		$226,758,719

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($212,237,818 / 20,248,001 Shares)		$10.48
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($992,950 / 94,651 Shares)		$10.49
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,527,951 / 1,287,145 Shares)		$10.51

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$233,719,502
Distributions in excess of net investment income	(108)
Accumulated net realized loss on investments	(3,176,117)
Net unrealized depreciation of investments	(3,784,558)
Total net assets	$226,758,719

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $3,547,766, which represented 1.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
HUD — Housing and Urban Development Section 8
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.48
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.97

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Idaho Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.62%
Corporate Revenue Bonds – 6.23%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$2,535,000	$2,372,735
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,660
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,476,237
Puerto Rico Ports Authority Special Facilities Revenue
(American Airlines) Series A 6.30% 6/1/23 (AMT)	1,295,000	1,098,782
		7,951,414
Education Revenue Bonds – 11.10%
Boise State University Revenue
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	681,728
5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,586,910
5.00% 4/1/39	1,000,000	985,110
(Student Union & Housing System)
5.00% 4/1/17 (AMBAC)	500,000	522,610
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	10,000	10,318
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,087,300
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,197,179
5.00% 4/1/23 (AGM)	2,115,000	2,154,825
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,167,800
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,208,029
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,044,900
Series B 5.00% 4/1/28	1,000,000	1,024,180
Series B 5.00% 4/1/32	500,000	500,340
		14,171,229
Electric Revenue Bonds – 4.23%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,043,290
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	178,437
Series XX 5.25% 7/1/40	2,000,000	1,744,460
Series ZZ 5.25% 7/1/26	2,500,000	2,428,050
		5,394,237

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 4.81%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
6.50% 11/1/23	$250,000	$275,310
6.75% 11/1/37	1,250,000	1,338,563
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,379,875
(Trinity Health Credit Group)
Series B 6.125% 12/1/28	1,000,000	1,070,190
Series D 4.50% 12/1/37	1,205,000	1,077,378
		6,141,316
Housing Revenue Bonds – 6.74%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,020
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	20,000	20,032
Series B 6.45% 7/1/15 (AMT)	10,000	10,021
Series C-2 6.35% 7/1/15 (AMT)	5,000	5,010
Series E 6.35% 7/1/15 (FHA) (AMT)	15,000	15,030
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	45,000	45,083
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	1,000,000	903,900
Series B Class I 5.00% 7/1/37 (AMT)	815,000	756,459
Series B Class I 5.50% 7/1/38	800,000	807,928
Series C Class II 4.95% 7/1/31	1,000,000	970,970
Series C Class III 5.35% 1/1/25 (AMT)	190,000	190,388
Series D Class III 5.45% 7/1/23 (AMT)	675,000	683,667
Series E 4.85% 7/1/28 (AMT)	1,385,000	1,316,289
Series E Class III 4.875% 1/1/26 (AMT)	130,000	125,921
Series E Class III 5.00% 1/1/28 (AMT)	795,000	782,415
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	953,180
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization 5.125% 12/1/27	1,000,000	1,004,999
		8,601,312
Lease Revenue Bonds – 4.59%
Boise City Certificates of Participation 5.375% 9/1/20
(NATL-RE) (FGIC) (AMT)	2,100,000	2,100,882
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	500,270
Idaho Housing & Finance Association Revenue
(TDF Facilities-PJ Recovery Zone) Series A 7.00% 2/1/36	1,500,000	1,503,075

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (XLCA)	$1,000,000	$990,660
Series B 5.00% 9/1/21 (NATL-RE)	750,000	763,403
		5,858,290
Local General Obligation Bonds – 21.35%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,637,340
4.75% 2/15/20	1,000,000	1,070,230
5.50% 7/30/16	1,305,000	1,524,618
Bannock County School District #25 Pocatello
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,158,310
5.00% 8/15/16	1,100,000	1,214,950
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,605,870
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,229,900
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,896,983
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,968,809
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,312,875
Series A 5.25% 9/15/26	2,000,000	2,171,240
Series C 4.00% 9/15/29	1,320,000	1,305,480
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,172,156
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,603,402
Power & Cassia Counties Joint School District #381
American Falls 5.00% 8/1/17	1,155,000	1,176,079
Twin Falls County School District #413
Filer 5.25% 9/15/25	2,000,000	2,196,680
		27,244,922
§Pre-Refunded Bonds – 4.43%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,651,426
Un-Refunded 5.00% 7/30/20-12	600,000	637,206
Boise State University Revenue Refunding & Improvement
(Student Union & Housing System)
5.125% 4/1/31-12 (FGIC)	1,000,000	1,051,020

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	$1,000,000	$1,062,110
Puerto Rico Electric Power Authority Revenue
Series NN 5.125% 7/1/29-13	105,000	115,733
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,136,360
		5,653,855
Special Tax Revenue Bonds – 15.40%
Coeur d’Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	40,000	40,520
Series 1998 6.10% 7/1/14	45,000	45,455
Idaho Board Bank Authority Revenue
Series B 5.00% 9/15/30 (NATL-RE)	725,000	742,429
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,400,430
Nampa Development Corporation Revenue 5.90% 3/1/30	3,000,000	2,750,130
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	890,000	809,722
Series W 5.50% 7/1/15	175,000	185,294
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,040,000	1,651,870
Series A 5.25% 8/1/27	3,000,000	2,960,909
Series A 5.50% 8/1/28	1,400,000	1,393,728
Series A 5.50% 8/1/42	1,500,000	1,408,485
Series A 5.75% 8/1/37	2,660,000	2,641,992
Series C 5.25% 8/1/41	1,000,000	904,660
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A	1,500,000	1,413,285
5.00% 10/1/29
5.25% 10/1/20	500,000	508,885
5.25% 10/1/24	800,000	797,040
		19,654,834
State General Obligation Bonds – 5.45%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,619,963
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	1,000,000	1,019,080

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	$1,000,000	$987,330
Un-Refunded Balance Series A
5.00% 7/1/34	1,855,000	1,600,550
5.125% 7/1/31	1,815,000	1,721,509
		6,948,432
Transportation Revenue Bonds – 8.65%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,108,570
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,098,350
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	538,490
4.75% 7/15/19	1,410,000	1,568,287
5.00% 7/15/24 (NATL-RE)	2,000,000	2,072,260
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,075,517
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,581,465
		11,042,939
Water & Sewer Revenue Bonds – 3.64%
Guam Government Waterworks Authority
(Water & Wastewater System) 5.625% 7/1/40	1,565,000	1,384,571
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,026,780
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,228,135
		4,639,486
Total Municipal Bonds (cost $122,467,619)		123,302,266

	Number of shares
Short-Term Investment – 2.19%
Money Market Instrument – 2.19%
Dreyfus Cash Management Fund	2,795,028	2,795,028
Total Short-Term Investment
(cost $2,795,028)		2,795,028

Statements of net assets
Delaware Tax-Free Idaho Fund

Total Value of Securities – 98.81%
(cost $125,262,647)	$126,097,294
Receivables and Other Assets
Net of Liabilities – 1.19%	1,515,261
Net Assets Applicable to 11,259,840
Shares Outstanding – 100.00%	$127,612,555

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($90,434,903 / 7,977,516 Shares)	$11.34
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($1,609,366 / 142,233 Shares)	$11.31
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($35,568,286 / 3,140,091 Shares)	$11.33

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$127,284,338
Distributions in excess of net investment income	(11,301)
Accumulated net realized loss on investments	(495,129)
Net unrealized appreciation of investments	834,647
Total net assets	$127,612,555

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
NATL-RE — Insured by National Public Finance Guarantee Corporation
VA — Veterans Administration Collateral
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.34
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.14%
Corporate Revenue Bonds – 6.60%
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$338,405
Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	750,000	735,749
Nassau County Tobacco Settlement Refunding
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	397,374
• New York City Industrial Development Agency
Special Facilities Revenue (American Airlines-JFK
International Airport)
7.625% 8/1/25 (AMT)	250,000	254,715
7.75% 8/1/31 (AMT)	250,000	255,765
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	500,215
New York Liberty Development Corporation Revenue
(Second Priority-Bank American Tower)
5.625% 7/15/47	500,000	480,190
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	238,870
TSASC Tobacco Settlement Refunding (Asset-Backed)
Series 1 5.125% 6/1/42	250,000	167,658
		3,368,941
Education Revenue Bonds – 24.65%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	185,660
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	512,570
Hempstead Town Local Development Corporation
Revenue (Molloey College Project)
5.75% 7/1/23	400,000	432,404
Madison County Capital Resource Corporation
Revenue (Colgate University Project)
Series A 5.00% 7/1/28	400,000	416,796
• New York City Trust for Cultural Resources Revenue
(Julliard School) Series C 2.10% 4/1/36	500,000	502,585

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	$340,000	$352,267
(Columbia University)
5.00% 10/1/19	500,000	591,009
Series A 5.00% 7/1/23	500,000	526,700
(Cornell University) Series A
4.75% 7/1/29	100,000	102,031
5.00% 7/1/23	500,000	549,275
5.00% 7/1/34	170,000	172,479
(Manhattan Marymount) 5.00% 7/1/24	350,000	344,789
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	460,765
Series A 5.00% 7/1/21	685,000	724,229
(New York University)
Series A 5.25% 7/1/34	500,000	506,875
(Rockefeller University) Series A 5.00% 7/1/27	250,000	263,130
•Series B 5.25% 11/15/23	250,000	262,005
Series B 7.50% 5/15/11	125,000	126,866
(Skidmore College) Series A 5.00% 7/1/21	325,000	360,133
(St. Joseph’s College) 5.25% 7/1/25	500,000	501,565
(Teachers College) 5.50% 3/1/39	250,000	253,065
(University of Rochester)
Series A 5.125% 7/1/39	250,000	246,308
ΩSeries A-2 4.375% 7/1/20	250,000	252,795
Onondaga Civic Development Corporation Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	477,215
Onondaga County Trust for Cultural Research
Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	393,533
St. Lawrence County Industrial Development Agency
Civic Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	563,175
Suffolk County Industrial Development Agency
Civic Facility Revenue (New York Institute of
Technology Project) 5.00% 3/1/26	600,000	583,643
Tompkins County Industrial Development Agency Civic
Facility Revenue (Cornell University)
Series A 5.00% 7/1/20	500,000	579,600

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource Corporation Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	$500,000	$466,580
Yonkers Economic Development Corporation Education
Revenue (Charter School of Educational Excellence)
Series A 6.25% 10/15/40	600,000	531,168
Yonkers Industrial Development Agency Civic Facility Revenue
(Sarah Lawrence) Series A 6.00% 6/1/29	325,000	335,420
		12,576,635
Electric Revenue Bonds – 3.55%
Long Island Power Authority New York Electric
System Revenue
Series A 5.75% 4/1/39	350,000	360,003
Series B 5.75% 4/1/33	250,000	259,475
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	175,260
Series ZZ 5.00% 7/1/17	500,000	531,765
Series ZZ 5.25% 7/1/26	500,000	485,610
		1,812,113
Healthcare Revenue Bonds – 11.40%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	449,175
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	157,246
Monroe County Industrial Development Corporation
Insured Mortgage Revenue (University Hospital of
Rochester Project) 5.50% 8/15/40 (FHA)	600,000	610,392
New York City Health & Hospital Corporation Revenue
(Health System) Series A 5.00% 2/15/30	500,000	481,025
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	385,268
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	450,311
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	504,325

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt (Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	$225,000	$222,487
Series A-2 5.00% 7/1/26	500,000	510,435
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	599,004
(North Shore Long Island Jewish Group)
Series A 5.50% 5/1/37	500,000	487,770
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	346,082
Suffolk County Economic Development Corporation Revenue
(Peconic Landing at Southhold) 6.00% 12/1/40	650,000	611,428
		5,814,948
Housing Revenue Bonds – 1.36%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	224,258
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	500,000	468,670
		692,928
Lease Revenue Bonds – 6.48%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	257,870
Erie County Industrial Development Agency
School Faculty Revenue (City School District Buffalo)
Series A 5.25% 5/1/25	500,000	526,080
New York City Industrial Development Agency
Revenue (Queens Baseball Stadium-Pilot)
5.00% 1/1/46 (AMBAC)	500,000	392,200
New York City Industrial Development Agency
Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	425,970
Onondaga County Industrial Development Authority
Revenue Subordinated
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	449,415
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	214,204
5.50% 6/1/21	500,000	534,240
United Nations Development Corporation
Revenue Series A 5.00% 7/1/26	500,000	509,010
		3,308,989

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 3.35%
New York City
Series C-1 5.00% 10/1/19	$500,000	$553,465
Series D 5.00% 11/1/34	125,000	124,561
Series I-1 5.375% 4/1/36	500,000	509,165
New York State Dormitory Authority Revenue Non-State
Supported Debt (School Districts-Financing Program)
Series A 5.00% 10/1/25 (AGM)	500,000	520,070
		1,707,261
§Pre-Refunded Bonds – 2.83%
New York Dormitory Authority Revenue (North Shore
Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	552,490
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	569,876
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	183,982
Puerto Rico Electric Power Authority Revenue
Series NN 5.125% 7/1/29-13	125,000	137,778
		1,444,126
Special Tax Revenue Bonds – 17.14%
Brooklyn Arena Local Development Corporation Pilot
Revenue (Barclays Center Project) 6.50% 7/15/30	500,000	509,740
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	491,100
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
(Fiscal 2011) Series D
5.00% 2/1/26	250,000	264,113
5.25% 2/1/29	500,000	530,350
Series B 5.00% 11/1/18	500,000	561,810
Series C 5.25% 11/1/25	500,000	544,055
New York City Trust for Cultural Resources Revenue
(Museum Modern Art) Series A1
5.00% 10/1/17	450,000	512,105
5.00% 4/1/31	250,000	253,855
New York Dormitory Authority State Personal Income Tax
Revenue Series C 5.00% 3/15/15	250,000	282,898

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM)	$500,000	$557,675
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	524,900
New York State Thruway Authority State Personal
Income Tax Revenue (Transportation)
Series A 5.00% 3/15/30	500,000	515,495
New York State Urban Development Revenue
Personal Income Tax Series A-1 5.00% 12/15/22	250,000	271,190
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	735,000	668,702
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	261,943
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.75% 8/1/37	600,000	595,938
Ω(Capital Appreciation) 6.75% 8/1/32	510,000	412,967
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	514,130
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note-Senior Lien)
Series A 5.00% 10/1/29	500,000	471,095
		8,744,061
State & Territory General Obligation Bonds – 6.00%
City of New York
Series C 5.00% 8/1/16	500,000	566,100
Series E 5.00% 8/1/28	125,000	128,640
Guam Government Series A 7.00% 11/15/39	395,000	412,736
New York State Series A
5.00% 2/15/18	380,000	439,922
5.00% 3/1/38	500,000	501,025
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	230,000	234,388
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.50% 7/1/19 (NATL-RE) (IBC)	750,000	779,153
		3,061,964

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 8.62%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	$555,000	$558,175
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	223,188
•Series B 5.00% 11/15/27	200,000	216,666
Series B 5.25% 11/15/22	500,000	547,035
Series D 5.25% 11/15/27	500,000	507,370
Series F 5.00% 11/15/15	150,000	165,617
New York State Thruway Authority General Revenue
(Bond Antics Notes) Series H
5.00% 1/1/14 (NATL-RE)	500,000	544,625
5.00% 1/1/15 (NATL-RE)	250,000	276,275
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	247,725
(JFK International Air Terminal) 6.00% 12/1/42	700,000	682,289
Triborough Bridge & Tunnel Authority Revenue
•Series B-1 5.00% 11/15/25	200,000	218,002
Series C 5.00% 11/15/24	200,000	211,504
		4,398,471
Water & Sewer Revenue Bonds – 3.16%
Guam Government Waterworks Authority 5.625% 7/1/40	470,000	415,814
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	211,376
(Second General Resolution) Series FF 5.00% 6/15/31	500,000	510,590
Series FF-2 5.50% 6/15/40	250,000	257,785
New York State Environmental Facilities Corporation
State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Subordinated
Series B 5.00% 6/15/21	200,000	218,456
		1,614,021
Total Municipal Bonds (cost $48,439,965)		48,544,458

Short-Term Investment – 3.33%
¤Variable Rate Demand Note – 3.33%
City of New York Series C 0.17% 10/1/23	1,700,000	1,700,000
Total Short-Term Investment (cost $1,700,000)		1,700,000

Total Value of Securities – 98.47%
(cost $50,139,965)	$50,244,458
Receivables and Other Assets
Net of Liabilities – 1.53%	779,340
Net Assets Applicable to 4,915,713
Shares Outstanding – 100.00%	$51,023,798

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($36,615,324 / 3,525,167 Shares)	$10.39
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($587,091 / 56,646 Shares)	$10.36
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($13,821,383 / 1,333,900 Shares)	$10.36

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$51,325,823
Distributions in excess of net investment income	(651)
Accumulated net realized loss on investments	(405,867)
Net unrealized appreciation of investments	104,493
Total net assets	$51,023,798

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured by Integrity Building Corporation
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.39
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,716,539	$2,312,070	$6,046,066

Expenses:
Management fees	276,860	242,532	654,431
Distribution expenses – Class A	126,667	88,473	278,223
Distribution expenses – Class B	10,327	11,867	5,959
Distribution expenses – Class C	37,379	75,142	72,138
Dividend disbursing and transfer agent
fees and expenses	31,970	28,463	62,674
Accounting and administration expenses	21,987	17,380	46,896
Audit and tax	8,521	7,509	11,917
Registration fees	7,843	4,112	4,243
Reports and statements to shareholders	7,557	5,906	12,435
Legal fees	7,256	4,163	10,719
Pricing fees	4,279	5,071	5,702
Trustees’ fees	3,065	2,437	6,618
Insurance fees	2,939	1,791	5,624
Custodian fees	1,172	812	2,463
Consulting fees	708	434	1,380
Trustees’ expenses	232	177	479
Dues and services	90	178	—
	548,852	496,447	1,181,901
Less fees waived	(15,726)	(68,477)	(35,116)
Less expense paid indirectly	(64)	(45)	(141)
Total operating expenses	533,062	427,925	1,146,644
Net Investment Income	2,183,477	1,884,145	4,899,422

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments	84,334	(937,387)	(187,982)
Net change in unrealized appreciation/
depreciation of investments	(7,848,679)	(6,818,832)	(17,330,960)
Net Realized and Unrealized Loss
on Investments	(7,764,345)	(7,756,219)	(17,518,942)

Net Decrease in Net Assets
Resulting from Operations	$(5,580,868)	$(5,872,074)	$(12,619,520)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,174,744	$1,210,255

Expenses:
Management fees	371,115	143,401
Distribution expenses – Class A	121,432	46,967
Distribution expenses – Class B	9,517	3,252
Distribution expenses – Class C	179,695	69,090
Dividend disbursing and transfer agent
fees and expenses	36,779	23,116
Accounting and administration expenses	26,594	10,276
Reports and statements to shareholders	9,139	4,614
Audit and tax	8,930	6,661
Pricing fees	5,537	6,541
Legal fees	5,063	2,477
Trustees’ fees	3,752	1,435
Registration fees	3,459	6,202
Insurance fees	3,233	771
Custodian fees	1,360	598
Consulting fees	679	167
Trustees’ expenses	142	99
Dues and services	—	1,895
	786,426	327,562
Less fees waived	(17,265)	(64,480)
Less expense paid indirectly	(76)	(28)
Total operating expenses	769,085	263,054
Net Investment Income	2,405,659	947,201

Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(438,472)	(373,350)
Net change in unrealized appreciation/
depreciation of investments	(8,915,541)	(3,476,164)
Net Realized and Unrealized Loss
on Investments	(9,354,013)	(3,849,514)

Net Decrease in Net Assets
Resulting from Operations	$(6,948,354)	$(2,902,313)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,183,477	$4,707,241
Net realized gain on investments	84,334	1,415,533
Net change in unrealized
appreciation/depreciation of investments	(7,848,679)	5,624,262
Net increase (decrease) in net assets
resulting from operations	(5,580,868)	11,747,036

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,020,269)	(4,303,466)
Class B	(33,247)	(142,123)
Class C	(121,013)	(242,383)

Net realized gain on investments:
Class A	(250,507)	—
Class B	(5,139)	—
Class C	(18,335)	—
	(2,448,510)	(4,687,972)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,499,316	5,867,126
Class B	395	66
Class C	446,777	1,248,843

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,252,864	2,128,544
Class B	22,804	73,667
Class C	87,940	150,229
	9,310,096	9,468,475

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,234,253)	$(19,829,331)
Class B	(1,136,909)	(3,923,060)
Class C	(993,654)	(1,103,623)
	(14,364,816)	(24,856,014)
Decrease in net assets derived from
capital share transactions	(5,054,720)	(15,387,539)
Net Decrease in Net Assets	(13,084,098)	(8,328,475)

Net Assets:
Beginning of period	119,126,472	127,454,947
End of period1	$106,042,374	$119,126,472

1Including undistributed net investment income	$26,196	$26,196

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,884,145	$3,591,752
Net realized loss on investments	(937,387)	(292,440)
Net change in unrealized
appreciation/depreciation of investments	(6,818,832)	7,517,014
Net increase (decrease) in net assets
resulting from operations	(5,872,074)	10,816,326

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,560,712)	(2,925,853)
Class B	(43,232)	(146,321)
Class C	(275,196)	(516,624)
	(1,879,140)	(3,588,798)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,407,032	15,942,030
Class B	26	140,364
Class C	2,381,082	3,335,303

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	962,914	1,696,001
Class B	32,465	105,254
Class C	198,851	357,093
	12,982,370	21,576,045

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(11,688,627)	$(11,521,238)
Class B	(1,128,838)	(2,270,312)
Class C	(2,301,060)	(2,930,338)
	(15,118,525)	(16,721,888)
Increase (decrease) in net assets derived from
capital share transactions	(2,136,155)	4,854,157
Net Increase (Decrease) in Net Assets	(9,887,369)	12,081,685

Net Assets:
Beginning of period	91,681,583	79,599,898
End of period1	$81,794,214	$91,681,583

1Including undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,899,422	$10,219,749
Net realized gain (loss) on investments	(187,982)	2,102,920
Net change in unrealized
appreciation/depreciation of investments	(17,330,960)	12,877,406
Net increase (decrease) in net assets
resulting from operations	(12,619,520)	25,200,075

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,627,905)	(9,708,463)
Class B	(20,220)	(71,622)
Class C	(245,891)	(467,286)
	(4,894,016)	(10,247,371)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,309,558	15,893,257
Class B	267	—
Class C	1,266,904	4,043,038

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,107,317	6,184,316
Class B	12,824	36,966
Class C	186,408	340,428
	9,883,278	26,498,005

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(17,373,904)	$(24,936,523)
Class B	(358,483)	(1,418,824)
Class C	(2,007,808)	(1,594,446)
	(19,740,195)	(27,949,793)
Decrease in net assets derived from
capital share transactions	(9,856,917)	(1,451,788)
Net Increase (Decrease) in Net Assets	(27,370,453)	13,500,916

Net Assets:
Beginning of period	254,129,172	240,628,256
End of period1	$226,758,719	$254,129,172

1Including distributions in excess of
net investment income	$108	$—

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,405,659	$4,299,917
Net realized gain (loss) on investments	(438,472)	89,825
Net change in unrealized
appreciation/depreciation of investments	(8,915,541)	6,715,627
Net increase (decrease) in net assets
resulting from operations	(6,948,354)	11,105,369

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,825,908)	(3,460,797)
Class B	(28,483)	(86,212)
Class C	(542,646)	(781,910)

Net realized gain on investments:
Class A	(58,688)	—
Class B	(1,213)	—
Class C	(22,123)	—
	(2,479,061)	(4,328,919)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,842,344	18,620,022
Class B	—	9,917
Class C	6,847,862	17,105,840

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,400,641	2,431,970
Class B	24,103	62,082
Class C	447,300	568,025
	17,562,250	38,797,856

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(17,297,738)	$(8,321,667)
Class B	(728,329)	(1,131,494)
Class C	(4,823,813)	(2,773,980)
	(22,849,880)	(12,227,141)
Increase (decrease) in net assets derived from
capital share transactions	(5,287,630)	26,570,715
Net Increase (Decrease) in Net Assets	(14,715,045)	33,347,165

Net Assets:
Beginning of period	142,327,600	108,980,435
End of period1	$127,612,555	$142,327,600

1Including distributions in excess of
net investment income	$11,301	$11,219

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$947,201	$1,464,883
Net realized loss on investments	(373,350)	(26,599)
Net change in unrealized
appreciation/depreciation of investments	(3,476,164)	2,648,873
Net increase (decrease) in net assets
resulting from operations	(2,902,313)	4,087,157

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(720,994)	(1,144,578)
Class B	(10,012)	(25,736)
Class C	(213,346)	(290,855)
	(944,352)	(1,461,169)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,857,330	16,389,706
Class B	—	9,343
Class C	3,067,254	8,918,180

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	512,870	717,620
Class B	7,365	15,971
Class C	162,336	198,252
	10,607,155	26,249,072

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,681,316)	$(4,117,174)
Class B	(108,464)	(362,784)
Class C	(1,861,226)	(1,929,785)
	(7,651,006)	(6,409,743)
Increase in net assets derived from
capital share transactions	2,956,149	19,839,329
Net Increase (Decrease) in Net Assets	(890,516)	22,465,317

Net Assets:
Beginning of period	51,914,314	29,448,997
End of period1	$51,023,798	$51,914,314

1Including distributions in excess of
net investment income	$651	$651

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.760	$11.090	$10.930	$11.070	$11.350	$11.560

0.224	0.447	0.431	0.444	0.465	0.467
(0.784)	0.668	0.158	(0.140)	(0.280)	(0.210)
(0.560)	1.115	0.589	0.304	0.185	0.257

(0.223)	(0.445)	(0.429)	(0.444)	(0.465)	(0.467)
(0.027)	—	—	—	—	—
(0.250)	(0.445)	(0.429)	(0.444)	(0.465)	(0.467)

$10.950	$11.760	$11.090	$10.930	$11.070	$11.350

(4.79% )	10.27%	5.64%	2.78%	1.63%	2.31%

$97,408	$108,214	$113,689	$122,027	$125,636	$131,468
0.90%	0.86%	0.75%	0.75%	0.76%	0.76%

0.93%	0.92%	0.91%	0.91%	0.91%	0.91%
4.01%	3.94%	4.07%	4.02%	4.11%	4.12%

3.98%	3.88%	3.91%	3.86%	3.96%	3.97%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.760	$11.100	$10.940	$11.070	$11.360	$11.570

0.182	0.362	0.352	0.361	0.380	0.382
(0.774)	0.658	0.158	(0.130)	(0.290)	(0.210)
(0.592)	1.020	0.510	0.231	0.090	0.172

(0.181)	(0.360)	(0.350)	(0.361)	(0.380)	(0.382)
(0.027)	—	—	—	—	—
(0.208)	(0.360)	(0.350)	(0.361)	(0.380)	(0.382)

$10.960	$11.760	$11.100	$10.940	$11.070	$11.360

(5.05% )	9.35%	4.85%	2.10%	0.78%	1.54%

$1,647	$2,917	$6,509	$9,620	$12,407	$16,413
1.65%	1.61%	1.50%	1.50%	1.51%	1.51%

1.68%	1.67%	1.66%	1.66%	1.66%	1.66%
3.26%	3.19%	3.32%	3.27%	3.36%	3.37%

3.23%	3.13%	3.16%	3.11%	3.21%	3.22%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.790	$11.120	$10.960	$11.090	$11.380	$11.580

0.182	0.363	0.352	0.361	0.380	0.381
(0.784)	0.668	0.158	(0.130)	(0.290)	(0.200)
(0.602)	1.031	0.510	0.231	0.090	0.181

(0.181)	(0.361)	(0.350)	(0.361)	(0.380)	(0.381)
(0.027)	—	—	—	—	—
(0.208)	(0.361)	(0.350)	(0.361)	(0.380)	(0.381)

$10.980	$11.790	$11.120	$10.960	$11.090	$11.380

(5.12% )	9.43%	4.84%	2.09%	0.77%	1.63%

$6,987	$7,995	$7,257	$8,806	$7,609	$8,117
1.65%	1.61%	1.50%	1.50%	1.51%	1.51%

1.68%	1.67%	1.66%	1.66%	1.66%	1.66%
3.26%	3.19%	3.32%	3.27%	3.36%	3.37%

3.23%	3.13%	3.16%	3.11%	3.21%	3.22%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.570	$10.620	$10.800	$11.010	$11.400	$11.490

0.242	0.497	0.448	0.449	0.454	0.450
(0.951)	0.950	(0.182)	(0.210)	(0.390)	(0.090)
(0.709)	1.447	0.266	0.239	0.064	0.360

(0.241)	(0.497)	(0.446)	(0.449)	(0.454)	(0.450)
(0.241)	(0.497)	(0.446)	(0.449)	(0.454)	(0.450)

$10.620	$11.570	$10.620	$10.800	$11.010	$11.400

(6.17% )	13.92%	2.74%	2.21%	0.51%	3.24%

$65,349	$72,902	$61,132	$67,174	$76,537	$75,995
0.82%	0.82%	0.88%	0.88%	0.89%	0.88%

0.98%	0.98%	0.97%	0.97%	0.97%	0.97%
4.42%	4.48%	4.42%	4.11%	3.98%	3.97%

4.26%	4.32%	4.33%	4.02%	3.90%	3.88%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.610	$10.670	$10.840	$11.060	$11.440	$11.530

0.202	0.416	0.373	0.367	0.368	0.365
(0.941)	0.940	(0.172)	(0.220)	(0.380)	(0.090)
(0.739)	1.356	0.201	0.147	(0.012)	0.275

(0.201)	(0.416)	(0.371)	(0.367)	(0.368)	(0.365)
(0.201)	(0.416)	(0.371)	(0.367)	(0.368)	(0.365)

$10.670	$11.610	$10.670	$10.840	$11.060	$11.440

(6.40% )	12.93%	2.07%	1.34%	(0.15% )	2.46%

$1,949	$3,254	$4,938	$6,589	$9,384	$14,918
1.57%	1.57%	1.63%	1.63%	1.64%	1.63%

1.73%	1.73%	1.72%	1.72%	1.72%	1.72%
3.67%	3.73%	3.67%	3.36%	3.23%	3.22%

3.51%	3.57%	3.58%	3.27%	3.15%	3.13%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.590	$10.640	$10.810	$11.030	$11.420	$11.500

0.202	0.415	0.373	0.367	0.368	0.365
(0.951)	0.950	(0.172)	(0.220)	(0.390)	(0.080)
(0.749)	1.365	0.201	0.147	(0.022)	0.285

(0.201)	(0.415)	(0.371)	(0.367)	(0.368)	(0.365)
(0.201)	(0.415)	(0.371)	(0.367)	(0.368)	(0.365)

$10.640	$11.590	$10.640	$10.810	$11.030	$11.420

(6.50% )	13.06%	2.07%	1.35%	(0.24% )	2.56%

$14,496	$15,526	$13,530	$14,991	$13,453	$12,768
1.57%	1.57%	1.63%	1.63%	1.64%	1.63%

1.73%	1.73%	1.72%	1.72%	1.72%	1.72%
3.67%	3.73%	3.67%	3.36%	3.23%	3.22%

3.51%	3.57%	3.58%	3.27%	3.15%	3.13%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.260	$10.600	$10.640	$10.730	$11.040	$11.200

0.223	0.455	0.452	0.448	0.464	0.488
(0.780)	0.661	(0.041)	(0.089)	(0.310)	(0.160)
(0.557)	1.116	0.411	0.359	0.154	0.328

(0.223)	(0.456)	(0.451)	(0.449)	(0.464)	(0.488)
(0.223)	(0.456)	(0.451)	(0.449)	(0.464)	(0.488)

$10.480	$11.260	$10.600	$10.640	$10.730	$11.040

(4.97% )	10.74%	4.11%	3.38%	1.38%	3.03%

$212,238	$237,545	$226,393	$234,630	$246,695	$258,773
0.91%	0.93%	0.90%	0.93%	0.94%	0.93%

0.94%	0.95%	0.95%	0.95%	0.96%	0.94%
4.17%	4.16%	4.43%	4.16%	4.22%	4.43%

4.14%	4.14%	4.38%	4.14%	4.20%	4.42%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.270	$10.610	$10.640	$10.730	$11.050	$11.200

0.183	0.373	0.375	0.367	0.382	0.405
(0.780)	0.661	(0.031)	(0.089)	(0.320)	(0.150)
(0.597)	1.034	0.344	0.278	0.062	0.255

(0.183)	(0.374)	(0.374)	(0.368)	(0.382)	(0.405)
(0.183)	(0.374)	(0.374)	(0.368)	(0.382)	(0.405)

$10.490	$11.270	$10.610	$10.640	$10.730	$11.050

(5.32% )	9.91%	3.43%	2.60%	0.53%	2.35%

$993	$1,429	$2,693	$3,961	$5,326	$8,221
1.66%	1.68%	1.65%	1.68%	1.69%	1.68%

1.69%	1.70%	1.70%	1.70%	1.71%	1.69%
3.42%	3.41%	3.68%	3.41%	3.47%	3.68%

3.39%	3.39%	3.63%	3.39%	3.45%	3.67%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.290	$10.630	$10.660	$10.750	$11.070	$11.220

0.183	0.374	0.375	0.367	0.382	0.405
(0.780)	0.661	(0.031)	(0.089)	(0.320)	(0.150)
(0.597)	1.035	0.344	0.278	0.062	0.255

(0.183)	(0.375)	(0.374)	(0.368)	(0.382)	(0.405)
(0.183)	(0.375)	(0.374)	(0.368)	(0.382)	(0.405)

$10.510	$11.290	$10.630	$10.660	$10.750	$11.070

(5.31% )	9.90%	3.43%	2.60%	0.53%	2.34%

$13,528	$15,155	$11,542	$9,836	$10,152	$9,971
1.66%	1.68%	1.65%	1.68%	1.69%	1.68%

1.69%	1.70%	1.70%	1.70%	1.71%	1.69%
3.42%	3.41%	3.68%	3.41%	3.47%	3.68%

3.39%	3.39%	3.63%	3.39%	3.45%	3.67%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.120	$11.490	$11.260	$11.260	$11.450	$11.630

0.218	0.431	0.436	0.437	0.448	0.449
(0.774)	0.633	0.228	—	(0.190)	(0.180)
(0.556)	1.064	0.664	0.437	0.258	0.269

(0.217)	(0.434)	(0.434)	(0.437)	(0.448)	(0.449)
(0.007)	—	—	—	—	—
(0.224)	(0.434)	(0.434)	(0.437)	(0.448)	(0.449)

$11.340	$12.120	$11.490	$11.260	$11.260	$11.450

(4.60% )	9.44%	6.12%	3.93%	2.27%	2.40%

$90,435	$104,287	$86,445	$72,237	$69,931	$62,808
0.93%	0.94%	0.88%	0.85%	0.86%	0.85%

0.96%	0.96%	0.96%	0.96%	0.98%	0.98%
3.78%	3.66%	3.94%	3.87%	3.92%	3.95%

3.75%	3.64%	3.86%	3.76%	3.80%	3.82%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.100	$11.470	$11.240	$11.240	$11.430	$11.610

0.175	0.343	0.353	0.353	0.363	0.364
(0.784)	0.633	0.228	—	(0.190)	(0.180)
(0.609)	0.976	0.581	0.353	0.173	0.184

(0.174)	(0.346)	(0.351)	(0.353)	(0.363)	(0.364)
(0.007)	—	—	—	—	—
(0.181)	(0.346)	(0.351)	(0.353)	(0.363)	(0.364)

$11.310	$12.100	$11.470	$11.240	$11.240	$11.430

(4.97% )	8.64%	5.34%	3.17%	1.51%	1.64%

$1,610	$2,450	$3,359	$5,123	$6,003	$7,892
1.68%	1.69%	1.63%	1.60%	1.61%	1.60%

1.71%	1.71%	1.71%	1.71%	1.73%	1.73%
3.03%	2.91%	3.19%	3.12%	3.17%	3.20%

3.00%	2.89%	3.11%	3.01%	3.05%	3.07%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.480	$11.250	$11.250	$11.440	$11.630

0.175	0.342	0.353	0.352	0.363	0.364
(0.774)	0.633	0.228	—	(0.190)	(0.190)
(0.599)	0.975	0.581	0.352	0.173	0.174

(0.174)	(0.345)	(0.351)	(0.352)	(0.363)	(0.364)
(0.007)	—	—	—	—	—
(0.181)	(0.345)	(0.351)	(0.352)	(0.363)	(0.364)

$11.330	$12.110	$11.480	$11.250	$11.250	$11.440

(4.97% )	8.63%	5.34%	3.16%	1.51%	1.56%

$35,568	$35,591	$19,176	$11,490	$11,535	$13,430
1.68%	1.69%	1.63%	1.60%	1.61%	1.60%

1.71%	1.71%	1.71%	1.71%	1.73%	1.73%
3.03%	2.91%	3.19%	3.12%	3.17%	3.20%

3.00%	2.89%	3.11%	3.01%	3.05%	3.07%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.150	$10.450	$10.300	$10.300	$10.550	$10.700

0.204	0.429	0.409	0.411	0.435	0.449
(0.761)	0.700	0.148	—	(0.250)	(0.150)
(0.557)	1.129	0.557	0.411	0.185	0.299

(0.203)	(0.429)	(0.407)	(0.411)	(0.435)	(0.449)
(0.203)	(0.429)	(0.407)	(0.411)	(0.435)	(0.449)

$10.390	$11.150	$10.450	$10.300	$10.300	$10.550

(5.02% )	11.02%	5.65%	4.04%	1.75%	2.90%

$36,615	$37,716	$22,780	$15,340	$14,817	$13,519
0.80%	0.80%	0.85%	0.85%	0.79%	0.65%

1.05%	1.07%	1.10%	1.09%	1.10%	1.09%
3.84%	3.94%	4.10%	3.97%	4.13%	4.28%

3.59%	3.67%	3.85%	3.73%	3.82%	3.84%
26%	15%	36%	28%	14%	20%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.120	$10.420	$10.270	$10.280	$10.530	$10.670

0.164	0.347	0.334	0.333	0.357	0.370
(0.761)	0.700	0.148	(0.010)	(0.250)	(0.140)
(0.597)	1.047	0.482	0.323	0.107	0.230

(0.163)	(0.347)	(0.332)	(0.333)	(0.357)	(0.370)
(0.163)	(0.347)	(0.332)	(0.333)	(0.357)	(0.370)

$10.360	$11.120	$10.420	$10.270	$10.280	$10.530

(5.39% )	10.21%	4.88%	3.17%	0.99%	2.23%

$587	$736	$1,018	$1,549	$2,164	$2,858
1.55%	1.55%	1.60%	1.60%	1.54%	1.40%

1.80%	1.82%	1.85%	1.84%	1.85%	1.84%
3.09%	3.19%	3.35%	3.22%	3.38%	3.53%

2.84%	2.92%	3.10%	2.98%	3.07%	3.09%
26%	15%	36%	28%	14%	20%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.120	$10.420	$10.270	$10.280	$10.530	$10.670

0.164	0.346	0.333	0.333	0.357	0.370
(0.761)	0.700	0.148	(0.010)	(0.250)	(0.140)
(0.597)	1.046	0.481	0.323	0.107	0.230

(0.163)	(0.346)	(0.331)	(0.333)	(0.357)	(0.370)
(0.163)	(0.346)	(0.331)	(0.333)	(0.357)	(0.370)

$10.360	$11.120	$10.420	$10.270	$10.280	$10.530

(5.39% )	10.20%	4.88%	3.17%	0.99%	2.23%

$13,822	$13,462	$5,651	$2,049	$2,131	$2,068
1.55%	1.55%	1.60%	1.60%	1.54%	1.40%

1.80%	1.82%	1.85%	1.84%	1.85%	1.84%
3.09%	3.19%	3.35%	3.22%	3.38%	3.53%

2.84%	2.92%	3.10%	2.98%	3.07%	3.09%
26%	15%	36%	28%	14%	20%

Notes to financial statements
Delaware multiple state tax-free funds	February 28, 2011 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - August 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

Notes to financial statements
Delaware multiple state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$64	$45	$141	$76	$28

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets as shown below through December 29, 2011. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective December 29, 2010
operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%
Expiration date	12/29/11	12/29/11	12/29/11	12/29/11	12/29/11

Through December 28, 2010,
operating expense
limitation as a percentage
of average daily net assets
(per annum)	—%	0.57%	—%	—%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,750	$2,190	$5,910	$3,352	$1,295

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$33,323	$23,322	$79,480	$45,441	$8,964
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,157	1,772	4,773	2,743	1,344
Distribution fees payable
to DDLP	25,095	25,164	51,420	45,429	17,838
Other expenses payable to
DMC and affiliates*	3,921	3,601	8,172	4,417	3,149

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$367	$320	$880	$508	$179

For the six months ended February 28, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,505	$16,636	$14,513	$16,891	$10,370

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$0	$0	$0	$0
Class B	350	688	49	150	0
Class C	406	1,241	439	6,509	500

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$6,515,149	$14,476,353	$18,798,976	$20,896,409	$15,641,733
Sales	15,976,455	17,897,905	37,207,508	28,250,503	13,293,029

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$105,075,578	$84,393,586	$229,863,312	$125,241,395	$50,130,232
Aggregate
unrealized
appreciation	$2,225,833	$1,587,462	$5,012,471	$3,098,920	$1,189,517
Aggregate
unrealized
depreciation	(2,419,263)	(4,027,012)	(8,793,241)	(2,243,021)	(1,075,291)
Net unrealized
appreciation
(depreciation)	$(193,430)	$(2,439,550)	$(3,780,770)	$855,899	$114,226

Notes to financial statements
Delaware multiple state tax-free funds

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investments in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Delaware Tax-Free Arizona Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$100,882,148	$100,882,148
Short-Term Investments	—	4,000,000	4,000,000
Total	$—	$104,882,148	$104,882,148

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$78,069,169	$78,069,169
Short-Term Investments	369,867	3,515,000	3,884,867
Total	$369,867	$81,584,169	$81,954,036

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$214,640,754	$214,640,754
Short-Term Investments	1,236,788	10,205,000	11,441,788
Total	$1,236,788	$224,845,754	$226,082,542

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$123,302,266	$123,302,266
Short-Term Investment	2,795,028	—	2,795,028
Total	$2,795,028	$123,302,266	$126,097,294

	Delaware Tax-Free New York Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$48,544,458	$48,544,458
Short-Term Investment	—	1,700,000	1,700,000
Total	$—	$50,244,458	$50,244,458

There were no Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

Notes to financial statements
Delaware multiple state tax-free funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/11*
Tax-exempt income	$2,116,832	$1,829,739	$4,807,674	$2,330,162	$933,920
Ordinary income	57,697	49,401	86,342	124,690	10,432
Long-term capital gains	273,981	—	—	24,209	—
Total	$2,448,510	$1,879,140	$4,894,016	$2,479,061	$944,352

Year Ended 8/31/10
Tax-exempt income	$4,579,114	$3,488,842	$10,068,514	$4,144,275	$1,443,380
Ordinary income	108,858	99,956	178,857	184,644	17,789
Total	$4,687,972	$3,588,798	$10,247,371	$4,328,919	$1,461,169

*Tax information for the six months ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$106,431,188	$85,660,742	$233,719,502	$127,284,338	$51,325,823
Distributions
payable	(68,044)	(56,579)	(154,580)	(78,370)	(30,297)
Undistributed
tax-exempt
income	94,240	75,342	154,472	67,069	29,646
Realized gains
(losses)
9/1/10-
2/28/11	32,820	(499,093)	201,062	—	(4,824)
Post-October
losses	(221,580)	(936,431)	(381,983)	(516,381)	(387,594)
Capital loss
carryforwards
as of
8/31/10	(32,820)	(10,217)	(2,998,984)	—	(23,182)
Unrealized
appreciation
(depreciation)
of investments	(193,430)	(2,439,550)	(3,780,770)	855,899	114,226
Net assets	$106,042,374	$81,794,214	$226,758,719	$127,612,555	$51,023,798

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

Notes to financial statements
Delaware multiple state tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(8,948)	$(5,005)	$(5,514)	$(8,704)	$(2,849)
Accumulated net realized
gain (loss)	9,835	5,005	5,514	14,046	2,849
Paid-in capital	(887)	—	—	(5,342)	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	New York Fund
2012	$32,820	$—	$693,591	$—
2013	—	—	57,695	—
2014	—	—	2,203,520	—
2016	—	10,217	44,178	14,929
2018	—	—	—	8,253
Total	$32,820	$10,217	$2,998,984	$23,182

For the six months ended February 28, 2011, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	New York Fund
$32,820	$(499,093)	$201,062	$(4,824)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	677,496	515,840	838,112	1,434,211	491,212	1,455,185
Class B	34	6	13	12,712	26	—
Class C	39,479	109,633	217,053	298,932	114,899	370,563

Shares issued upon reinvestment of dividends and distributions:
Class A	111,861	187,152	87,759	152,556	289,079	566,146
Class B	2,030	6,483	2,942	9,449	1,191	3,385
Class C	7,834	13,172	18,114	32,069	17,305	31,073
	838,734	832,286	1,163,993	1,939,929	913,712	2,426,352

Shares repurchased:
Class A	(1,102,427)	(1,748,428)	(1,076,649)	(1,038,915)	(1,626,010)	(2,288,864)
Class B	(99,784)	(344,965)	(100,415)	(204,969)	(33,410)	(130,484)
Class C	(89,470)	(97,006)	(212,799)	(262,607)	(187,215)	(145,599)
	(1,291,681)	(2,190,399)	(1,389,863)	(1,506,491)	(1,846,635)	(2,564,947)

Net increase
(decrease)	(452,947)	(1,358,113)	(225,870)	433,438	(932,923)	(138,595)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	755,847	1,582,213	639,102	1,519,766
Class B	—	853	—	880
Class C	582,199	1,457,021	285,623	830,745

Shares issued upon reinvestment of dividends and distributions:
Class A	120,781	206,666	48,273	66,469
Class B	2,080	5,292	694	1,486
Class C	38,705	48,259	15,317	18,395
	1,499,612	3,300,304	989,009	2,437,741

Shares repurchased:
Class A	(1,501,008)	(709,358)	(545,790)	(383,035)
Class B	(62,272)	(96,566)	(10,278)	(33,835)
Class C	(418,731)	(237,236)	(177,711)	(180,662)
	(1,982,011)	(1,043,160)	(733,779)	(597,532)
Net increase (decrease)	(482,399)	2,257,144	255,230	1,840,209

Notes to financial statements
Delaware multiple state tax-free funds

6. Capital Shares (continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 103 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	65,271	65,328	$745,118	202,963	203,104	$2,307,336
Delaware Tax-Free
California Fund	70,133	70,423	793,618	118,852	119,295	1,315,929
Delaware Tax-Free
Colorado Fund	29,081	29,108	310,947	80,300	80,348	875,705
Delaware Tax-Free
Idaho Fund	46,864	46,764	548,657	67,072	66,958	786,291
Delaware Tax-Free
New York Fund	2,184	2,179	24,057	24,033	23,966	257,369

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2011, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
40.51%	20.02%	22.80%	31.78%	8.49%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware multiple state tax-free funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ended August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2011